Cover	Jun. 20, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2023
Entity File Number	001-41537
Entity Registrant Name	Granite Ridge Resources, Inc.
Entity Central Index Key	0001928446
Entity Tax Identification Number	88-2227812
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5217 McKinney Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75205
City Area Code	214
Local Phone Number	396-2850
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GRNT
Security Exchange Name	NYSE
Warrants to purchase Common Stock, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	GRNT.WS
Security Exchange Name	NYSE